OPERATING LEASES (Details) - Schedule of sublease rental income - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Operating Leases
Sublease income	$ 7,481,783	$ 7,467,165
Operating lease cost	(2,820,664)	(2,997,462)
Excess of sublease income over lease cost	$ 4,661,119	$ 4,469,703